Costs Incurred In Oil And Natural Gas Acquisition, Exploration And Development Activities	12 Months Ended
Dec. 31, 2011
Costs Incurred In Oil And Natural Gas Acquisition, Exploration And Development Activities
20.	COSTS INCURRED IN OIL AND NATURAL GAS ACQUISITION, EXPLORATION AND DEVELOPMENT ACTIVITIES (UNAUDITED)

Costs incurred in oil and natural gas property acquisitions and development are presented below and exclude any costs incurred related to Assets Held for Sale (in thousands):

	2011	2010	2009
Consolidated Entities:
Acquisition of Properties
Proved	$9	$53	$39
Unproved	76,852	43,166	17,949
Exploration Costs	113,075	36,008	12,852
Development Costs (a)	61,920	24,825	12,211

Subtotal	251,856	104,052	43,051
Asset Retirement Obligations	316	186	255

Total Costs Incurred	$252,172	$104,238	$43,306
Share of Equity Method Investments:
Acquisition of Properties
Proved	$0	$0	$0
Unproved	0	0	0
Exploration Costs	0	0	0
Development Costs (a)	12,682	6,018	1,241

Total	$12,682	$6,018	$1,241

(a)	Includes Depreciation expense for support equipment and facilities.